Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [Abstract]
Profit/(loss) from continuing operations attributable to Atlantica Yield Plc.	$ 67,350	$ 12,613
Average number of ordinary shares outstanding (thousands) - basic and diluted (in shares)	100,217	100,217
Earnings per share from continuing operations (US dollar per share) - basic and diluted (in dollars per share)	$ 0.67	$ 0.13
Earnings per share from profit/ (loss) for the period (US dollar per share) - basic and diluted (in dollars per share)	$ 0.67	$ 0.13